Intangible Assets, Net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 5,840
2020	3,942
2021	1,660
2022
2023
Total	$ 11,442	$ 11,674	$ 6,948